Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) - Number of Employees (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Number of employees	19,028	23,200	22,967
ARGENTINA
Disclosure of geographical areas [line items]
Number of employees	4,376	5,405	5,427
MEXICO
Disclosure of geographical areas [line items]
Number of employees	4,501	5,370	5,595
UNITED STATES
Disclosure of geographical areas [line items]
Number of employees	1,596	2,255	2,382
ITALY
Disclosure of geographical areas [line items]
Number of employees	2,039	2,144	2,155
ROMANIA
Disclosure of geographical areas [line items]
Number of employees	1,552	1,815	1,852
BRAZIL
Disclosure of geographical areas [line items]
Number of employees	1,360	1,360	1,287
COLOMBIA
Disclosure of geographical areas [line items]
Number of employees	746	1,040	1,082
CANADA
Disclosure of geographical areas [line items]
Number of employees	561	772	1,030
INDONESIA
Disclosure of geographical areas [line items]
Number of employees	521	616	554
JAPAN
Disclosure of geographical areas [line items]
Number of employees	399	400	399
Other geographical areas [member]
Disclosure of geographical areas [line items]
Number of employees	1,377	2,023	1,204